[LOGO]                                    MONY LIFE INSURANCE COMPANY OF AMERICA
                                          1290 Avenue of the Americas
                                          New York NY 10104

                                          Dodie Kent
                                          Vice President and
                                          Associate General Counsel
                                          212-314-3970
                                          Fax: 212-707-1791


September 8, 2010

Via EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

     Re:   MONY America Variable Account S (the "Registrant")
           (Registration Nos. 033-13183 and 811-05100; The MONYVestor)

Commissioners:

MONY Life Insurance Company of America ("MONY America"), on behalf of the Registrant, has sent to contract owners the semi-annual report for the period ended June 30, 2010 for the following mutual fund in which the Registrant invests:

o   EQ/ADVISORS TRUST - UNDERLYING FUNDS:
    -  EQ/Boston Advisors Equity Income Portfolio
    -  EQ/Capital Guardian Research Portfolio
    -  EQ/Money Market Portfolio

MONY America understands that the Fund has filed or will file its reports with the Commission under separate cover.

Please direct any question or comment to the undersigned.

Very truly yours,

/S/ Dodie Kent
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Dodie Kent